Financial Assets and Financial Liabilities - Schedule of Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Trade payables	¥ 30,514	¥ 27,310
Financial liabilities included in other payables and accruals	20,381	29,485
Amount due to a related party	0	7,177
Amount due to a shareholder	325	325
Interest-bearing loans and borrowings	41,493	60,000
Lease liabilities	2,486	7,660
Total current financial liabilities	95,199	131,957
Non-current
Interest-bearing loans and borrowings	6,046	0
Lease liabilities	793	9,830
Total non-current financial liabilities	6,839	9,830
Total	¥ 102,038	¥ 141,787